Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2025 and 2024 are as follows:

	Intangible Assets with	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Indefinite Life	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
		(in million pesos)
December 31, 2025
Costs:
Balances at beginning of the year	220	4,565	3,017	135	4,703	1,205	1,689	15,314	15,534	63,595	79,129
Additions during the year	—	—	—	—	12	—	217	229	229	—	229
Translation and other adjustments	—	5	—	(12)	(8)	—	—	(15)	(15)	—	(15)
Balances at end of the year	220	4,570	3,017	123	4,707	1,205	1,906	15,528	15,748	63,595	79,343
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,565	2,451	135	4,703	1,205	952	14,011	14,011	654	14,665
Amortization during the year	—	—	186	—	2	—	82	270	270	—	270
Translation and other adjustments	—	5	1	(12)	(8)	—	1	(13)	(13)	—	(13)
Balances at end of the year	—	4,570	2,638	123	4,697	1,205	1,035	14,268	14,268	654	14,922
Net balances at end of the year	220	—	379	—	10	—	871	1,260	1,480	62,941	64,421
Estimated useful lives (in years)	—	—	16	—	6	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	2	—	5	—	3-10	—	—	—	—

December 31, 2024
Costs:
Balances at beginning of the year	220	4,561	3,017	135	4,703	1,205	1,321	14,942	15,162	63,595	78,757
Additions during the year	—	—	—	—	—	—	366	366	366	—	366
Translation and other adjustments	—	4	—	—	—	—	2	6	6	—	6
Balances at end of the year	220	4,565	3,017	135	4,703	1,205	1,689	15,314	15,534	63,595	79,129
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,561	2,265	135	4,703	1,205	899	13,768	13,768	654	14,422
Amortization during the year	—	—	186	—	—	—	54	240	240	—	240
Translation and other adjustments	—	4	—	—	—	—	(1)	3	3	—	3
Balances at end of the year	—	4,565	2,451	135	4,703	1,205	952	14,011	14,011	654	14,665
Net balances at end of the year	220	—	566	—	—	—	737	1,303	1,523	62,941	64,464
Estimated useful lives (in years)	—	—	16	—	6	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	3	—	—	—	3-10	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2025 and 2024 are as follows:

	2025			2024
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	379	—	379	566	—	566
Customer list	—	230	230	—	220	220
Others	—	871	871	—	737	737
Total intangible assets	379	1,101	1,480	566	957	1,523
Goodwill	56,571	6,370	62,941	56,571	6,370	62,941
Total goodwill and intangible assets	56,950	7,471	64,421	57,137	7,327	64,464

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2025 are as follows:

Year	(in million pesos)
2026	296
2027	294
2028	113
2029	107
2030	93
2031 and onwards	357
1,260